1

QUARTERLY REPORT

TUTTLE CAPITAL HEAVY ASSETS LOW OBSOLESCENCE ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
99.05%	COMMON STOCKS

3.19%	COMMUNICATION SERVICES
	Space Exploration Technologies(A)	280	$47,841

8.93%	CONSUMER DISCRETIONARY
	Burlington Stores, Inc.(A)	110	34,848
	Chipotle Mexican Grill, Inc.(A)	1,209	41,106
	Ross Stores, Inc.	93	19,795
	Tractor Supply Co.	1,209	38,216
			133,965

9.61%	CONSUMER STAPLES
	Colgate-Palmolive Co.	423	38,781
	Kroger Co.	589	32,707
	Target Corp.	285	37,224
	Walmart, Inc.	314	35,564
			144,276

19.13%	ENERGY
	Cheniere Energy, Inc.	157	37,525
	ConocoPhillips	328	34,099
	Devon Energy Corp.	847	34,998
	Diamondback Energy, Inc.	197	34,629
	EOG Resources, Inc.	277	35,935
	Occidental Petroleum Corp.	681	33,076
	Targa Resources Partners LP	140	37,540
	Williams Cos., Inc.	528	39,251
			287,053

2.73%	HEALTH CARE
	West Pharmaceutical Services, Inc.	114	40,926

17.21%	INDUSTRIALS
	CSX CORP	798	37,929
	FedEx Corp.	112	35,070
	JB Hunt Transport Services, Inc.	131	37,915
	Norfolk Southern Corp.	122	38,380
	Old Dominion Freight	153	33,140

QUARTERLY REPORT

TUTTLE CAPITAL HEAVY ASSETS LOW OBSOLESCENCE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Union Pacific Corp.	141	$38,352
	UPS, Inc. Class B	348	37,410
			258,196

10.08%	MATERIALS
	Air Products and Chemicals, Inc.	136	39,872
	Freeport-McMoran, Inc.	570	35,847
	Martin Marietta Materials, Inc.	67	38,639
	Royal Gold, Inc.	185	36,928
			151,286

7.17%	REAL ESTATE
	Equinix, Inc.	36	37,526
	SBA Communications Corp.	186	32,822
	Weyerhaeuser Co.	1,553	37,179
			107,527

21.00%	UTILITIES
	Alliant Energy Corp.	520	39,671
	American Electric Power, Inc.	294	40,222
	American Water Works Co.	304	40,000
	Atmos Energy Corp.	225	38,761
	Dominion Energy, Inc.	567	38,720
	Entergy Corp.	344	39,512
	Evergy, Inc.	456	39,412
	Xcel Energy, Inc.	483	38,785
			315,083

99.05%	TOTAL COMMON STOCKS		1,486,153
	(Cost: $1,505,393)

99.05%	TOTAL INVESTMENTS		1,486,153
	(Cost: $1,505,393)
0.95%	Other assets, net of liabilities		14,329
100.00%	NET ASSETS		$1,500,482

(A)Non-income producing

QUARTERLY REPORT

TUTTLE CAPITAL HEAVY ASSETS LOW OBSOLESCENCE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$1,486,153	$—	$—	$1,486,153
	$1,486,153	$—	$—	$1,486,153

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $1,505,393, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,145
Gross unrealized depreciation	(53,385)
Net unrealized appreciation (depreciation)	$(19,240)